Investments - Equity Method Investments (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2017	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investment, Aggregate Cost [Roll Forward]
Equity method investments, opening balance			$ 7.6	$ 6.2
Investment in the period			0.0	0.4	$ 2.0
Equity method investments, closing balance			7.3	7.6	6.2
Equity Method Investments
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized (loss)/gain			(0.1)	1.0
Realized (loss) for the twelve months to December 31, 2024			(0.2)
MVI
Equity Method Investment, Aggregate Cost [Roll Forward]
Equity method investments, opening balance			1.0	0.8
Investment in the period		$ 0.8		0.0	0.4
Equity method investments, closing balance			0.8	1.0	0.8
MVI | Equity Method Investments
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized (loss)/gain			(0.2)	0.2
Realized (loss) for the twelve months to December 31, 2024			0.0
Multi-Line Insurer
Equity Method Investment, Aggregate Cost [Roll Forward]
Equity method investments, opening balance			6.4	5.2
Investment in the period			0.0	0.4
Equity method investments, closing balance			6.5	6.4	5.2
Multi-Line Insurer | Equity Method Investments
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized (loss)/gain			0.1	0.8
Realized (loss) for the twelve months to December 31, 2024			0.0
Digital Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Equity method investments, opening balance			0.2	0.2
Investment in the period	$ 2.3			0.0
Equity method investments, closing balance			0.0	0.2	$ 0.2
Digital Re | Equity Method Investments
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized (loss)/gain			0.0	$ 0.0
Realized (loss) for the twelve months to December 31, 2024			$ (0.2)